Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Text Block]
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normal statutory rate of approximately 41% for the years ended March 31, 2011and 2012 and 38.3% for the year ended March 31, 2013.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended March 31, 2011, 2012 and 2013 consist of the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥3,818,930	¥5,970,007	¥7,825,846	$83,113
Foreign	15,059	6,213	(68,982)	(733)
Total	¥3,833,989	¥5,976,220	¥7,756,864	$82,380
Income taxes―current:
Domestic	¥351,592	¥2,489,350	¥3,140,964	$33,357
Foreign	(2,770)	422	(6,254)	(66)
Total	¥348,822	¥2,489,772	¥3,134,710	$33,291
Income taxes―deferred:
Domestic	¥606,875	¥35,714	¥(528,832)	$(5,616)
Foreign	－	－	1,704	18
Total	¥606,875	¥35,714	¥(527,128)	$(5,598)

The Company has adopted the consolidated tax declaration from the fiscal year ended March 31, 2009.

Amendments to Japanese tax regulations were enacted into law on November 30, 2011. As a result, the normal Japanese statutory rate was reduced to 38.3% from the fiscal year beginning April 1, 2012 and will be reduced to 35.9% from the fiscal year beginning April 1, 2015. The amount of deferred tax liabilities, net of deferred tax assets, as of March 31, 2012 decreased ¥110,381 thousand due to the amendments.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at March 31, 2012 and 2013 were as follows:

	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	－	¥147,043	－	¥290,623	－	$3,086
Capital leases	¥6,369	－	¥73,735	－	$783	－
Accrued expenses	739,404	－	713,056	－	7,573	－
Retirement and pension cost	648,240	－	758,240	－	8,053	－
Allowance for doubtful accounts	70,114	－	66,170	－	703	－
Depreciation	103,374	－	48,315	－	513	－
Net loss on other investments	354,714	－	285,505	－	3,032	－
Operating loss carryforwards	1,432,104	－	1,416,522	－	15,044	－
Transactions in transit*	－	53,798	－	47,983		510
Impairment loss on telephone rights	76,181	－	77,101	－	819	－
Accrued enterprise tax	171,358	－	179,725	－	1,909	－
Asset retirement obligation	107,371	－	120,116	－	1,276	－
Deferred revenue	260,411	－	468,382	－	4,974	－
Customer relationship	－	1,903,137	－	1,690,781	－	17,956
Tax deduction of goodwill	－	383,005	－	528,299	－	5,611
Excess of tax deductible goodwill over the reported amount of goodwill	808,944	－	570,356	－	6,057	－
Trademark	－	55,645	－	38,413	－	408
Investments in equity method investees	－	－	－	168,061	－	1,785
Other	242,000	157,220	237,761	159,753	2,524	1,697
Total	5,020,584	2,699,848	5,014,984	2,923,913	53,260	31,053
Valuation allowance	(2,008,886)	－	(1,361,807)	－	(14,462)	－

Total	¥3,011,698	¥2,699,848	¥3,653,177	¥2,923,913	$38,798	$31,053

*	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of March 31, 2012, the valuation allowance for deferred tax assets related principally to operating loss carryforwards and net loss on other investments and as of March 31, 2013, principally to operating loss carryforwards, at amounts which are not considered more likely than not to be realized. The net changes in the valuation allowance for deferred tax assets were a decrease of ¥1,566,662 thousand, ¥136,689 thousand and ¥647,079 thousand ($6,872 thousand) for the years ended March 31, 2011, 2012 and 2013, respectively.

Undistributed earnings of foreign subsidiaries are deemed to be permanently invested amounted to ¥340,237 thousand ($3,613 thousand) as of March 31, 2013. It is not practicable to calculate the unrecognized deferred tax liability on undistributed earnings.

As of March 31, 2013, certain subsidiaries had tax operating loss carryforwards as follows.

	Thousands of Yen
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2014	－	－	－
2015	－	－	－
2016	－	－	－
2017	－	－	¥38,427
2018 and thereafter	¥303,194	¥89,889	3,666,158

Total	¥303,194	¥89,889	¥3,704,585

	Thousands of U.S. Dollars
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2014	－	－	－
2015	－	－	－
2016	－	－	－
2017	－	－	$408
2018 and thereafter	$3,220	$955	38,935

Total	$3,220	$955	$39,343

“Others” were loss carryforwards of subsidiaries not subject to consolidation tax filing, which were composed of ¥2,735,696 thousand ($29,053 thousand) in Japan, ¥862,885 thousand ($9,164 thousand) in the United States of America, and ¥106,004 thousand ($1,126 thousand) in other countries.

These loss carryforwards are available to offset future taxable income, and will expire in the period ending March 31, 2022 in Japan and December 31, 2032 in the United States of America. The loss carryforwards in other countries will expire in the period ending December 31, 2017 or have an indefinite carryforward period.

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three years in the period ended March 31, 2013 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Amount computed by using normal Japanese statutory tax rate	¥1,571,935	¥2,450,250	¥2,970,879	$31,551
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	146,060	81,115	89,012	945
Reversal of reserve for tax contingencies	(8,312)	－	－	－
Inhabitant tax―per capita	39,676	34,415	35,809	380
Expiration of operating loss carryforward	616,400	176,829	－	－
Change in valuation allowance*	(1,458,455)	(107,171)	(666,973)	(7,083)
Tax effects on investments in equity method investees	－	－	168,061	1,785
Enterprise tax ―not based on income	61,085	68,960	77,868	827
Tax rate change	－	(110,381)	－	－
Other—net	(12,692)	(68,531)	(67,074)	(712)

Income tax expense as reported	¥955,697	¥2,525,486	¥2,607,582	$27,693

*
Change in valuation allowance for the year ended March 31, 2011 included the release of the valuation allowance for the deferred tax assets of operating loss carryforward as of March 31, 2010, that were utilized during the year, which amounted to ¥131,319 thousand, which represents the net of the adjustment of the beginning-of -the year balance of the valuation allowance because of the acquisition of IIJ-Global, amounting to ¥308,197 thousand  and the expiration of operating loss carryforwards of ¥176,878 thousand.

In September 2006, IIJ America filed an application with the Internal Revenue Service (“IRS”) for the Bilateral Advance Pricing Agreement Request (“BAPA”), relating to the terms of transactions with IIJ and the use of tax operating loss carryforwards in its taxation. IIJ America used to reserve for tax contingencies related to the denial of the past use of tax operating loss carryforwards. The Company adopted FASB interpretation No.48 effective April 1, 2007 and identified liabilities for uncertain tax positions related to the aforementioned denial of the past use of tax operating loss carryforwards. In June 2010, the IRS and NTA finally reached a settlement of the BAPA. In the year ended March 31, 2011, the unrecognized tax benefit of ¥9,391 thousand was reversed as a result of a settlement of the difference between the actual transaction and the terms of the BAPA. There was no amount of unrecognized tax benefit for the year ended March 31, 2012 and 2013. The Company does not reasonably expect that the unrecognized tax benefit will change significantly within the next twelve months.

 A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Thousands of Yen
2011
Balance at April 1, 2010	¥9,391
Decrease due to the adjustment of the difference between the actual transaction and the terms of the BAPA	(8,951)
Translation adjustment	(440)
Balance at March 31, 2011	－

The Company has open tax years subject to examination by major tax jurisdictions from the year ended March 31, 2013 in Japan and from the year ended December 31, 2006 in the United States of America.